Note 13 - Inventories - Disclosure of Detailed Information About Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Finished goods - doré and concentrates	$ 2,538	$ 1,299
Work-in-process	4,626	1,152
Stockpile	1,257	217
Silver coins and bullion	351	303
Materials and supplies	23,696	15,887
	$ 32,468	$ 18,858